Annual Total Returns [BarChart] - First Trust Eurozone AlphaDEX ETF - First Trust Eurozone AlphaDEX ETF	May 03, 2021
Bar Chart Table:
2015	3.54%
2016	5.49%
2017	36.19%
2018	(19.82%)
2019	21.15%
2020	4.69%